Earnings Per Share	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
Earnings Per Share	Earnings Per Share

The following table presents the computation of basic and diluted income (loss) per share of common stock:

	For the year ended December 31,
($ in millions and shares in thousands, except per share amounts)	2021	2020	2019
Numerator:
Net income (loss) from continuing operations attributable to IGT PLC	65	(939)	(129)
Net income from discontinued operations attributable to IGT PLC	417	41	110
Net income (loss) attributable to IGT PLC	482	(898)	(19)

Denominator:
Weighted-average shares - basic	204,954	204,725	204,373
Incremental shares under stock based compensation plans	1,841	—	—
Weighted-average shares - diluted	206,795	204,725	204,373

Net income (loss) from continuing operations attributable to IGT PLC per common share - basic	0.32	(4.59)	(0.63)
Net income (loss) from continuing operations attributable to IGT PLC per common share - diluted	0.31	(4.59)	(0.63)
Net income from discontinued operations attributable to IGT PLC per common share - basic	2.03	0.20	0.54
Net income from discontinued operations attributable to IGT PLC per common share - diluted	2.02	0.20	0.54
Net income (loss) attributable to IGT PLC per common share - basic	2.35	(4.39)	(0.09)
Net income (loss) attributable to IGT PLC per common share - diluted	2.33	(4.39)	(0.09)

Certain stock options to purchase common shares were outstanding, but were excluded from the computation of diluted earnings per share, because the exercise price of the options was greater than the average market price of the common shares for the full year, and therefore, the effect would have been antidilutive.

During years when we are in a net loss position, certain outstanding stock options and unvested restricted stock awards are excluded from the computation of diluted earnings per share because including them would have had an antidilutive effect.

For the years ended December 31, 2020 and 2019, stock options and unvested restricted stock awards totaling 1 million shares were excluded from the computation of diluted earnings per share because including them would have had an antidilutive effect. No shares were antidilutive for the year ended December 31, 2021.